Business Combinations - Schedule of Other Assets Acquired (Details) - USD ($) $ in Millions	Mar. 27, 2023	Jan. 03, 2022
SVB
Business Acquisition [Line Items]
Low-income housing tax credits and other investments	$ 1,273
Premises and equipment	308
Accrued interest receivable	431
Federal Home Loan Bank stock and Federal Reserve Bank stock	320
Fair value of derivative financial instruments	458
Other	355
Total other assets	$ 1,564
CIT Group Inc.
Business Acquisition [Line Items]
Low-income housing tax credits and other investments		$ 777
Premises and equipment		230
Federal Home Loan Bank stock and Federal Reserve Bank stock		327
Fair value of derivative financial instruments		209
Counterparty receivables		133
Other		522
Total other assets		$ 2,198